OTHER LIABILITIES - NON CURRENT AND CURRENT (Other liabilities - Current) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of other liabilities [Abstract]
Payroll and social security payable	$ 183,249	$ 130,889
VAT liabilities	79,085	49,633
Other tax liabilities	30,927	26,987
Termination benefits	1,816	2,164
Related Parties (Note 26)	6,215	3,744
Asset retirement obligation (Note 19)	2,659	4,262
Others	53,050	10,402
Other liabilities – Current	$ 357,001	$ 228,081